Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]
Leases (Textual)
Lease liability	$ 2,089
Lease liability and right-of-use asset	2,673
Additions to the right-of-use assets	$ 1,624
Description of aforesaid lease agreements ends	The Group leases offices at Ness- Ziona from Africa-Israel for a period of five years in a few different contracts for three different floors used for offices, labs and manufacturing facilities, at the same building. The contractual period of the aforesaid lease agreements ends in August 2021, August 2024 and December 2023. The Group has an option to extend two of the lease agreements for an additional five years for an additional monthly fee (10% increase). The Group also leases offices in Hong- Kong. The contractual period of the aforesaid lease agreement ends in February 2021.
Hong-Kong [Member}
Leases (Textual)
Lease liability	$ 2,959
Lease liability and right-of-use asset	2,506
Vehicles [member]
Leases (Textual)
Lease liability	$ 185

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.